As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

GuideMarkSM Global Real Return Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.37%
	Exchange Traded Funds - 99.37%
79,628	Energy Select Sector SPDR Fund (a)	$5,284,910
33,555	Market Vectors Gold Miners ETF	1,502,257
19,175	PowerShares DB Agriculture Fund (a)(b)	541,118
492,255	PowerShares DB Commodity Index Tracking Fund (a)(b)	12,675,566
61,667	PowerShares DB Energy Fund (a)(b)	1,556,475
37,350	PowerShares DB Gold Fund (a)(b)	2,060,973
132,227	PowerShares Global Agriculture ETF (a)	3,771,114
264,796	SPDR Barclays Capital TIPS ETF (a)(b)	15,781,842
139,020	SPDR DB International Government Inflation-Protected Bond ETF (b)	8,185,498
256,942	SPDR Dow Jones International Real Estate ETF (a)	9,450,327
173,736	SPDR Dow Jones REIT ETF (a)	12,663,617
90,749	SPDR Metals and Mining ETF (a)	3,760,639
518,182	SPDR S&P Global Natural Resources ETF (a)	24,653,027
89,342	SPDR S&P International Energy Sector ETF (a)	2,090,603
		103,977,966
	Total Investment Companies (Cost $113,634,708)	103,977,966

	SHORT TERM INVESTMENTS - 0.82%
	Money Market Funds - 0.82%
861,606	Federated Prime Obligations Fund Effective Yield, 0.17%	861,606
	Total Short Term Investments (Cost $861,606)	861,606

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.20%
	Money Market Funds - 15.20%
15,901,480	First American Government Obligations Fund Effective Yield, 0.02%	15,901,480
	Total Investments Purchased as Securities Lending Collateral (Cost $15,901,480)	15,901,480

	Total Investments (Cost $130,397,794) - 115.39%	120,741,052
	Liabilities in Excess of Other Assets - (15.39)%	(16,107,736)
	TOTAL NET ASSETS - 100.00%	$104,633,316

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$130,397,794
Gross unrealized appreciation	2,832,949
Gross unrealized depreciation	(12,489,691)
Net unrealized depreciation	($9,656,742)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Opportunistic Fixed Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES - 0.73%
823,612	Diamond Resorts Owner Trust 2011-1A, 4.000%, 03/20/2023 (Acquired 04/21/2011, Cost $817,923) (b)	$832,676
	GSAA Trust
816,252	2005-11, 0.525%, 10/25/2035 (d)	632,029
441,364	2006-20, 0.315%, 12/25/2046 (d)	164,108
321,181	Sierra Receivables Funding Co. LLC 2012-1A, 2.840%, 11/20/2028 (Acquired 03/14/2012, Cost $321,114) (b)	323,389

	Total Asset Backed Securities (Cost $2,039,998)	1,952,202

	BANK LOANS - 3.64%
41,917	AES Corp. 4.250%, 06/01/2018	41,977
115,000	AmWINS Group, Inc. 9.250%, 12/06/2019	113,562
	Applied Systems
30,464	5.500%, 12/08/2016	30,413
114,173	5.500%, 12/08/2016	113,983
660,000	Arch Coal, Inc. 5.750%, 05/10/2018	649,511
195,000	Ascena Retail Group, Inc. 4.750%, 06/08/2018	195,366
239,400	Ascend Performance Materials 6.750%, 04/10/2018	233,714
220,000	Bausch & Lomb 5.250%, 05/17/2019	219,038
339,688	Blackboard, Inc. 7.500%, 10/04/2018	327,798
294,263	Cequel Communication Holdings I, LLC 4.000%, 02/04/2019	288,745
66,000	Chesapeake Energy Corp. 8.500%, 12/02/2017	65,505
710,566	CPG International, Inc. 6.000%, 02/18/2017	689,249
	DS Waters of America, Inc.
66,849	10.500%, 08/29/2017	66,181
12,951	10.500%, 08/29/2017	12,821
261,306	Edwards Extended 5.500%, 05/31/2016	260,000
205,000	Energy Transfer Equity, L.P. 3.750%, 03/21/2017	201,083
303,467	Epicor Software Corp. 5.000%, 05/16/2018	299,674
281,000	Generac Power Systems, Inc. 6.250%, 05/22/2018	279,829
268,253	Grifols, Inc. 4.500%, 06/01/2017	267,862
325,000	Harbor Freight 5.500%, 10/10/2017	324,350
124,372	Kindred Healthcare, Inc. 5.250%, 06/01/2018	118,672
	Kronos Worldwide, Inc.
104,475	6.250%, 12/28/2017	104,800
330,000	5.750%, 06/08/2018	330,413
200,000	Level 3 Financing 5.750%, 09/01/2018	200,021
	MetroPCS Communications, Inc.
95,798	4.000%, 03/19/2018	93,831
131,970	4.000%, 03/19/2018	129,260
70,719	4.000%, 03/19/2018	69,267
117,508	MultiPlan, Inc. 4.750%, 08/26/2017	116,039
	NBTY, Inc.
270,149	4.250%, 10/02/2017	269,567
9,950	4.250%, 10/02/2017	9,929
19,900	4.250%, 10/02/2017	19,857

340,000	NGPL PipeCo LLC 6.750%, 05/17/2017	334,900
	Nortek, Inc.
286,081	5.252%, 04/26/2017	286,617
519	5.252%, 04/26/2017	520
832	5.252%, 04/26/2017	834
114,713	NXP Semiconductors NV 5.250%, 03/19/2019	114,426
204,488	On Assignment, Inc. 5.000%, 05/15/2019	203,337
73,000	P.F. Chang’s China Bistro, Inc. 5.462%, 06/21/2019	73,342
287,262	Quintiles Corp. 5.000%, 06/08/2018	284,390
	SS&C Technology Holdings, Inc.
36,094	5.000%, 05/23/2019	35,992
348,906	5.000%, 05/23/2019	347,925
344,138	Taminco Group 5.250%, 02/15/2019	344,998
74,812	The TriZetto Group, Inc. 4.750%, 05/02/2018	73,191
155,000	TricorBraun, Inc. 5.500%, 05/03/2018	155,129
124,369	Univar, Inc. 5.000%, 06/30/2017	122,114
290,000	Valeant Pharmaceuticals International 4.750%, 02/13/2019	286,303
380,000	Visant Holding Corp. 5.250%, 12/22/2016	368,600
245,000	Wolverine Healthcare 6.750%, 05/25/2019	244,387
279,000	Zayo Group 6.343%, 06/14/2019	280,046

	Total Bank Loans (Cost $9,667,051)	9,699,368

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.71%
	American Home Mortgage Investment Trust
382,311	2005-2, 2.237%, 09/25/2045 (d)	308,060
286,375	2005-2, 2.237%, 09/25/2045 (d)	236,946
232,578	2005-4, 0.535%, 11/25/2045 (d)	147,520
213,801	2006-1, 0.385%, 03/26/2046 (d)	140,005
234,949	Banc America Funding Corp. 2004-C, 0.574%, 12/20/2034 (d)	163,541
181,147	Bank of America Mortgage Securities, Inc. 2005-A, 3.001%, 02/25/2035 (d)	156,782
282,135	Bear Stearns Adjustable Rate Mortgage Trust 2004-1, 2.853%, 04/25/2034 (d)	237,722
240,000	Bear Stearns Commercial Mortgage Securities 2003-PWR2, 5.811%, 05/11/2039 (Acquired 03/06/2012, Cost $246,705) (b)(d)	241,025
835,000	CFCRE Commercial Mortgage Trust 2011-C1, 5.735%, 04/15/2044 (Acquired 04/19/2011 through 05/17/2011, Cost $828,503) (b)(d)	720,599
610,143	Citigroup Mortgage Loan Trust, Inc. 2005-11, 2.580%, 10/25/2035 (d)	536,771
	Citimortgage Alternative Loan Trust
220,115	6.00000, 6.000%, 07/25/2036	161,489
398,985	6.00000, 6.000%, 06/25/2037	289,304
303,425	Countrywide Alternative Loan Trust 2006-J4, 6.250%, 07/25/2036	190,239
	Countrywide Home Loans
85,845	2004-HYB4, 2.656%, 09/20/2034 (d)	72,252
407,894	2004-HYB8, 3.730%, 01/20/2035 (d)	304,623
111,856	2005-11, 0.515%, 04/25/2035 (d)	68,933
291,169	Credit Suisse Mortgage Capital Certificates 2006-8, 6.500%, 10/25/2021	224,455
625,000	CW Capital Cobalt Ltd. 2006-C1, 5.254%, 08/17/2048	616,559
1,255,000	DBUBS Mortgage Trust 2011-LC1, 5.557%, 11/13/2046 (Acquired 04/15/2011 through 06/20/2011, Cost $1,212,038) (b)(d)	1,099,730
347,382	GMAC Mortgage Corp Loan Trust 2005-AR4, 3.208%, 07/19/2035 (d)	301,348

587,199	GMAC Mortgage Corp. Loan Trust 2005-AR3, 3.165%, 06/19/2035 (d)	551,384
880,000	GS Mortgage Securities Corp. II 2007-GG10, 5.790%, 08/10/2045 (d)	790,750
	GSR Mortgage Loan Trust
68,485	2004-14, 2.848%, 12/25/2034 (d)	51,922
245,397	2005-AR4, 3.130%, 07/25/2035 (d)	211,050
711,413	Impac Secured Assets CMN Owner Trust 2007-2, 0.355%, 05/25/2037 (d)	369,792
63,830	IndyMac Index Mortgage Loan Trust 2005-AR16IP, 0.565%, 07/25/2045 (d)	42,218
	JPMorgan Chase Commercial Mortgage Securities Corp.
1,100,000	2010-C1, 6.524%, 06/17/2043 (Acquired 04/12/2011, Cost $1,121,106) (b)(d)	1,093,514
280,000	2007-LDP10, 5.464%, 01/15/2049 (d)	273,789
588,127	Master Adjustable Rate Mortgages Trust 2006-2, 2.842%, 04/25/2036 (d)	446,624
575,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, 5.856%, 09/12/2049 (d)	529,464
164,089	MLCC Mortgage Investors, Inc. 2006-2, 2.351%, 05/25/2036 (d)	149,138
400,000	Morgan Stanley Capital I 2011-C2, 5.495%, 06/17/2044 (Acquired 06/22/2011, Cost $340,379) (b)(d)	326,858
407,563	Morgan Stanley Mortgage Loan Trust 2006-11, 6.000%, 08/25/2036	310,656
1,200,000	Morgan Stanley Re-REMIC Trust 2010-GG10, 5.979%, 08/15/2045 (Acquired 04/01/2011, Cost $1,232,058) (b)(d)	1,250,678
146,611	New York Mortgage Trust 2006-1, 2.947%, 05/25/2036 (d)	119,908
806,835	Residential Accredit Loans, Inc. 2005-QA12, 4.081%, 12/25/2035 (d)	497,939
154,866	Residential Funding Mortgage Securities I 2006-S1, 5.750%, 01/25/2036	144,366
446,344	Structured Adjustable Rate Mortgage Loan Trust 2005-14, 0.555%, 07/25/2035 (d)	259,708
	WaMu Mortgage Pass-Through Certificate
58,608	2006-AR17, 0.957%, 12/25/2046 (d)	42,235
112,472	2007-OA3, 0.907%, 04/25/2047 (d)	79,666
225,262	Wells Fargo Mortgage Backed Securities Trust 2005-11, 5.500%, 11/25/2035	228,409
1,350,000	WF-RBS Commercial Mortgage Trust 2011-C2, 5.647%, 02/18/2044 (Acquired 04/06/2011 through 04/29/2011, Cost $1,324,367) (b)(d)	1,214,885

	Total Collateralized Mortgage Obligations (Cost $15,659,142)	15,202,856

Number of Shares

	COMMON STOCKS - 2.12%
	Chemicals - 0.12%
9,741	The Dow Chemical Co.	306,841

	Diversified Financial Services - 0.10%
7,000	JPMorgan Chase & Co.	250,110

	Diversified Telecommunication Services - 0.77%
27,623	AT&T, Inc.	985,036
13,000	Deutsche Telekom AG - ADR	142,116
28,540	Telefonica SA - ADR	373,874
12,479	Verizon Communications, Inc.	554,567

		2,055,593

	Metals & Mining - 0.11%
3,021	Barrick Gold Corp.	113,499
2,289	Goldcorp, Inc.	86,021
1,804	Newmont Mining Corp.	87,512

		287,032

	Oil & Gas - 0.57%
3,108	Chevron Corp.	327,894
4,753	Exxon Mobil Corp.	406,714
5,665	Royal Dutch Shell Plc - ADR	381,991
9,150	Total SA - ADR	411,293

		1,527,892

	Paper & Forest Products - 0.04%
3,500	International Paper Co.	101,185

	Pharmaceuticals - 0.10%
4,048	Bristol Myers Squibb Co.	145,525
2,838	GlaxoSmithKline Plc - ADR	129,328

		274,853

	Tobacco - 0.21%
12,201	Altria Group, Inc.	421,545
1,600	Philip Morris International, Inc.	139,616

		561,161

	Wireless Telecommunication Services - 0.10%
9,708	Vodafone Group Plc - ADR	273,571

	Total Common Stocks (Cost $5,531,225)	5,638,238

Principal Amount

	CONVERTIBLE OBLIGATIONS - 1.08%
	Auto Components - 0.08%
140,000	TRW Automotive, Inc. 3.500%, 12/01/2015	204,400

	Automobiles - 0.18%
355,000	Ford Motor Co. 4.250%, 11/15/2016	495,225

	Biotechnology - 0.15%
315,000	Vertex Pharmaceuticals, Inc. 3.350%, 10/01/2015	413,044

	Communications Equipment - 0.12%
280,000	Ciena Corp. 3.750%, 10/15/2018 (Acquired 01/17/2012, Cost $290,808) (b)	312,900

	Computers & Peripherals - 0.19%
165,000	EMC Corp. 1.750%, 12/01/2013	269,363
230,000	SanDisk Corp. 1.500%, 08/15/2017	237,762

		507,125

	Oil & Gas - 0.18%
105,000	Chesapeake Energy Corp. 2.750%, 11/15/2035	96,469
460,000	Peabody Energy Corp. 4.750%, 12/15/2066	375,475

		471,944

	Semiconductors & Semiconductor Equipment - 0.18%
215,000	Intel Corp. 3.250%, 08/01/2039 (Acquired 05/18/2011, Cost $277,672)	290,519
205,000	Micron Technology, Inc. 1.875%, 08/01/2031 (Acquired 10/17/2011, 10/24/2011, and 10/31/2011, Cost $171,477) (b)	184,243

		474,762

	Total Convertible Obligations (Cost $3,093,133)	2,879,400

Number of Shares

	CONVERTIBLE PREFERRED STOCKS - 0.52%
	Automobiles - 0.20%
15,820	General Motors Co.	525,224

	Banks - 0.23%
540	Wells Fargo & Co.	607,500

	Oil & Gas - 0.09%
5,100	Apache Corp.	256,224

	Total Convertible Preferred Stocks (Cost $1,532,150)	1,388,948

Principal Amount

	CORPORATE OBLIGATIONS - 31.53%
	Aerospace & Defense - 0.77%
1,300,000	United Technologies Corp. 0.967%, 06/01/2015 (d)	1,315,011
	Meccanica Holdings USA, Inc.
400,000	6.250%, 07/15/2019 (Acquired 07/08/2009, Cost $319,615) (b)	355,265
100,000	7.375%, 07/15/2039 (Acquired 08/17/2011, Cost $94,762) (b)	81,283
400,000	6.250%, 01/15/2040 (Acquired 07/28/2011 through 09/20/2011, Cost $335,211) (b)	303,123

		2,054,682

	Airlines - 0.26%
100,000	American Airlines, Inc. 7.500%, 03/15/2016 (Acquired 08/18/2011, Cost $92,371) (b)(c)	95,000
192,564	Continental Airlines 1999-1, 6.795%, 02/02/2020	190,638
415,000	US Airways Group, Inc. 5.900%, 10/01/2024	424,856

		710,494

	Auto Components - 0.02%
50,000	Goodyear Tire & Rubber Co. 8.250%, 08/15/2020	53,188

	Banks - 2.77%
134,369	CIT Group, Inc. 7.000%, 05/02/2017 (Acquired 04/04/2011, Cost $134,435) (b)	134,789
1,265,000	Capital One Capital VI 8.875%, 05/15/2040	1,291,881
1,230,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.375%, 01/19/2017	1,267,230
1,000,000	Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021 (Acquired 04/05/2011 through 04/11/2011, Cost $1,018,307) (b)	997,500
1,230,000	Lloyds TSB Bank Plc 6.500%, 03/24/2020	1,362,964
175,000	GMAC International Finance BV 7.500%, 04/21/2015	231,982
	Eksportfinans ASA
545,000	2.000%, 09/15/2015	488,114
160,000	2.375%, 05/25/2016	142,348
335,000	2.250%, 02/11/2021	275,299
	Royal Bank of Scotland Plc
450,000	4.350%, 01/23/2017	493,249
600,000	6.934%, 04/09/2018	703,785

		7,389,141

	Biotechnology - 0.52%
1,275,000	Amgen, Inc. 5.375%, 05/15/2043	1,384,575

	Business Services - 0.41%
1,120,000	Alfa Bond Issuance Plc 7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	1,100,680

	Capital Markets - 0.23%
545,000	Merrill Lynch & Co, Inc. 6.875%, 11/15/2018	611,201

	Chemicals - 0.38%
645,000	Hercules, Inc. 6.500%, 06/30/2029	532,125
	Ineos Group Holdings Ltd.
100,000	8.500%, 02/15/2016 (Acquired 04/12/2011, Cost $101,505) (b)	92,250
350,000	7.875%, 02/15/2016 (Acquired 10/25/2011, 02/24/2012, 02/29/2012, and 03/01/2012, Cost $412,766) (b)	386,453

		1,010,828

	Commercial Banks - 0.08%
200,000	CIT Group, Inc. 5.375%, 05/15/2020	204,125

	Commercial Services & Supplies - 0.83%
200,000	Emergency Medical Services Corp. 8.125%, 06/01/2019	209,750
650,000	Steelcase, Inc. 6.375%, 02/15/2021	690,168
	International Lease Finance Corp.
550,000	6.750%, 09/01/2016 (Acquired 03/07/2012 through 03/13/2012, Cost $598,413) (b)	594,000
100,000	8.250%, 12/15/2020	114,767
570,000	6.250%, 05/15/2019	580,830
30,000	5.875%, 04/01/2019	30,071

		2,219,586

	Communications - 0.23%
350,000	CCO Holdings LLC 8.125%, 04/30/2020	392,000
200,000	Univision Communications, Inc. 7.875%, 11/01/2020 (Acquired 04/20/2011, Cost $212,956) (b)	215,000

		607,000

	Communications Equipment - 0.57%
1,220,000	Alcatel-Lucent 8.500%, 01/15/2016	1,513,035

	Construction Materials - 0.07%
200,000	Cemex S.A.B. de C.V. 9.000%, 01/11/2018 (Acquired 07/06/2011, Cost $195,910) (b)	179,500

	Consumer Finance - 0.13%
300,000	Ally Financial, Inc. 7.500%, 09/15/2020	338,250

	Containers & Packaging - 0.36%
600,000	Rock-Tenn Co. 4.450%, 03/01/2019 (Acquired 02/14/2012, Cost $616,117) (b)	617,199
	Reynolds Group Issuer LLC
100,000	9.000%, 04/15/2019 (Acquired 05/14/2012, Cost $99,250) (b)	100,250
250,000	8.250%, 02/15/2021 (Acquired 04/12/2011, Cost $251,250) (b)(d)	238,750

		956,199

	Diversified Business Services - 0.10%
250,000	United Rentals, Inc. 8.375%, 09/15/2020	264,375

	Diversified Financial Services - 2.85%
560,000	Banco Votorantim SA 6.250%, 05/16/2016 (Acquired 05/09/2011, Cost $346,363) (b)	311,380
1,430,000	Doric Nimrod Air Finance Alpha Ltd. 5.125%, 11/30/2024 (Acquired 06/28/2012, Cost $1,430,000) (b)(f)	1,430,000
1,065,000	Ford Credit Ltd. 4.875%, 03/17/2014	1,077,448
150,000	Expro Finance Luxembourg SCA 8.500%, 12/15/2016 (Acquired 04/14/2011, Cost $149,625) (b)	144,375
300,000	Ford Motor Credit Co. LLC 5.750%, 02/01/2021	330,300
1,300,000	General Electric Capital Corp. 7.125%, 06/15/2022 (d)	1,378,489
200,000	Pinnacle Foods Finance LLC 8.250%, 09/01/2017	212,500
1,000,000	SLM Corp. 5.190%, 04/24/2019	887,987
600,000	Schahin II Finance Co SPV Ltd. 5.875%, 09/25/2022 (Acquired 03/21/2012, Cost $600,968) (b)	603,000
1,520,000	Textron Financial Corp. 6.000%, 02/15/2067 (Acquired 02/23/2012, 03/05/2012, 03/09/2012, and 03/19/2012, Cost $1,209,054) (b)(d)	1,208,400

		7,583,879

	Diversified Manufacturing - 0.56%
250,000	RBS Global, Inc. 8.500%, 05/01/2018	272,500
1,200,000	Votorantim Cimentos SA 7.250%, 04/05/2041 (Acquired 04/06/2011, Cost $1,205,969) (b)	1,212,000

		1,484,500

	Diversified Telecommunication Services - 2.24%
2,305,000	Brasil Telecom SA 9.750%, 09/15/2016 (Acquired 09/08/2011, Cost $1,369,465) (b)	1,207,873
1,240,000	Clearwire Communications LLC 12.000%, 12/01/2015 (Acquired 04/01/2011, 06/06/2011, 02/03/2012, and 02/27/2012, Cost $1,225,512) (b)	1,134,600
250,000	Cricket Communications, Inc. 7.750%, 10/15/2020	240,000
250,000	Frontier Communications Corp. 8.500%, 04/15/2020	266,250
540,000	Level 3 Financing, Inc. 8.750%, 02/15/2017	564,300
200,000	MetroPCS Wireless, Inc. 7.875%, 09/01/2018	208,500
1,200,000	Telemar Norte Leste SA 5.500%, 10/23/2020 (Acquired 09/08/2010, Cost $1,243,242) (b)	1,230,000
1,100,000	Qwest Corp. 7.200%, 11/10/2026	1,113,750

		5,965,273

	Electric Utilities - 0.91%
1,000,000	Centrais Eletricas Brasileiras SA 5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $1,000,000) (b)	1,098,000
685,000	Ipalco Enterprises, Inc. 5.000%, 05/01/2018	696,987

610,000	Southern California Edison Co. 6.250%, 08/01/2049 (d)	639,862

		2,434,849

	Energy Equipment & Services - 0.87%
200,000	Cie Generale de Geophysique - Veritas 7.750%, 05/15/2017	207,125
1,080,000	Cia de Eletricidade do Estado da Bahia 11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $683,977) (b)	583,420
755,000	Global Geophysical Services, Inc. 10.500%, 05/01/2017	722,913
800,000	Odebrecht Finance Ltd. 7.125%, 06/26/2042 (Acquired 01/23/2012, Cost $787,832) (b)	800,000

		2,313,458

	Food & Staples Retailing - 0.08%
	Rite Aid Corp.
100,000	9.750%, 06/12/2016	110,750
100,000	8.000%, 08/15/2020	113,750

		224,500

	Food Products - 0.65%
1,300,000	BRF-Brasil Foods SA 5.875%, 06/06/2022 (Acquired 05/31/2012, Cost $1,287,910) (b)	1,342,250
200,000	Del Monte Corp. 7.625%, 02/15/2019	202,750
200,000	JBS USA, LLC/JBS USA Finance, Inc. 8.250%, 02/01/2020 (Acquired 01/25/2012, Cost $197,069) (b)	195,000

		1,740,000

	Gas Utilities - 0.16%
410,000	China Resources Gas Group Ltd. 4.500%, 04/05/2022 (Acquired 03/29/2012, Cost $401,595) (b)	420,464

	Health Care Providers & Services - 0.37%
4,000	Vanguard Health Systems, Inc. 0.000%, 02/01/2016 (e)	2,680
	Community Health Systems, Inc.
60,000	8.875%, 07/15/2015	61,650
200,000	8.000%, 11/15/2019	214,000
	HCA, Inc.
200,000	7.875%, 02/15/2020	223,000
335,000	7.250%, 09/15/2020	370,175
100,000	7.500%, 02/15/2022	109,250

		980,755

	Hotels, Restaurants & Leisure - 1.06%
1,105,000	Mandalay Resort Group 7.625%, 07/15/2013	1,138,150
100,000	ClubCorp Club Operations, Inc. 10.000%, 12/01/2018	106,500
300,000	Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/2017	328,875
	MGM Resorts International
60,000	6.625%, 07/15/2015	62,100
825,000	7.625%, 01/15/2017	855,937
310,000	7.500%, 06/01/2016	322,400

		2,813,962

	Household Products - 0.43%
1,150,000	Procter & Gamble Co. 0.386%, 02/06/2014 (d)	1,151,464

	Independent Power Producers & Energy Traders - 0.79%
250,000	Calpine Corp. 7.500%, 02/15/2021 (Acquired 04/04/2011, Cost $260,727) (b)	271,250
1,230,000	Energy Future Intermediate Holding Co. LLC 11.750%, 03/01/2022 (Acquired 04/24/2012, 04/25/2012, and 06/05/2012, Cost $1,259,475) (b)	1,263,825
	Enel Finance International NV
200,000	6.800%, 09/15/2037 (Acquired 09/01/2011, Cost $186,645) (b)	173,509
500,000	6.000%, 10/07/2039 (Acquired 09/01/2011 through 09/14/2011, Cost $417,024) (b)	393,676

		2,102,260

	Insurance - 0.35%
850,000	Metlife Capital Trust IV 7.875%, 12/15/2037 (Acquired 04/12/2011, Cost $929,561) (b)(d)	947,750

	Internet - 0.19%
275,000	Eaccess Ltd. 8.38%, 04/01/2018 (Acquired 01/03/2012 and 01/06/2012, Cost $321,091) (b)	304,076
210,000	Zayo Group LLC / Zayo Capital, Inc. 8.125%, 01/01/2020 (Acquired 06/14/2012, Cost $210,000) (b)	220,500

		524,576

	Investment Companies - 0.04%
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 02/15/2020 (Acquired 01/27/2012, Cost $98,565) (b)	100,250

	IT Services - 0.08%
200,000	SunGard Data Systems, Inc. 7.625%, 11/15/2020	214,000

	Machinery - 0.37%
755,000	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, 05/15/2019 (Acquired 04/20/2012, Cost $755,000) (b)	751,225
200,000	RSC Equipment Rental, Inc. 10.250%, 11/15/2019	226,000

		977,225

	Media - 0.38%
150,000	Clear Channel Communications, Inc. 9.000%, 03/01/2021	131,250
300,000	DISH DBS Corp. 7.125%, 02/01/2016	330,750
200,000	Nara Cable Funding Ltd. 8.875%, 12/01/2018 (Acquired 01/30/2012, Cost $187,805) (b)	173,000
	Clear Channel Worldwide Holdings, Inc.
55,000	7.625%, 03/15/2020 (Acquired 02/29/2012, $55,000) (b)	52,937
330,000	7.625%, 03/15/2020 (Acquired 02/29/2012, $330,000) (b)	324,225

		1,012,162

	Metals & Mining - 1.00%
600,000	BHP Billiton Finance USA Ltd. 0.737%, 02/18/2014 (d)	602,359
200,000	Inmet Mining Corp. 8.750%, 06/01/2020 (Acquired 05/15/2012, Cost $197,168) (b)	199,000
275,000	Vedanta Resources Plc 8.250%, 06/07/2021 (Acquired 05/26/2011, Cost $275,000) (b)	259,187
	Arcelormittal SA
275,000	6.750%, 03/01/2041	257,461
1,100,000	5.500%, 03/01/2021	1,042,924
	FMG Resources Ltd.
250,000	6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $263,146) (b)	253,438
50,000	6.000%, 04/01/2017 (Acquired 03/14/2012, Cost $50,000) (b)	50,375

		2,664,744

	Multi Utilities - 0.48%
355,000	EDP Finance BV 6.000%, 02/02/2018 (Acquired 05/03/2011, Cost $343,383) (b)	309,173
980,000,000	Empresas Publicas de Medellin ESP 8.375%, 02/01/2021 (Acquired 04/28/2011, Cost $564,850) (b)	596,198
200,000	Intergen NV 9.000%, 06/30/2017 (Acquired 04/04/2011, Cost $212,366) (b)	197,000
250,000	Texas Competitive Electric Holdings Co. LLC 11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $241,595) (b)	171,875

		1,274,246

	Office Equipment - 0.08%
200,000	CDW LLC / CDW Finance Corp. 8.500%, 04/01/2019	214,000

	Oil & Gas - 5.61%
300,000	Chesapeake Energy Corp. 6.125%, 02/15/2021	291,750
630,000	Connacher Oil & Gas Ltd. 8.500%, 08/01/2019 (Acquired 02/23/2012, 03/02/2012, 03/12/2012, and 03/21/2012, Cost $606,314) (b)	538,650
1,145,000	Energy Transfer Partners LP 6.500%, 02/01/2042	1,231,181
250,000	Linn Energy LLC 7.750%, 02/01/2021	262,500
570,000	Nabors Industries, Inc. 9.250%, 01/15/2019	740,994
1,130,000	Petrobras International Finance Co. 5.375%, 01/27/2021	1,223,531

150,000	Petroleos Mexicanos 7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $1,102,597) (b)	1,206,774
250,000	Plains Exploration & Production Co. 6.625%, 05/01/2021	253,750
100,000	Quicksilver Resources, Inc. 9.125%, 08/15/2019	87,500
200,000	Samson Investment Co. 9.750%, 02/15/2020 (Acquired 02/06/2012, Cost $200,000) (b)	199,250
880,000	Sinopec Group Overseas Development Ltd. 3.900%, 05/17/2022 (Acquired 05/10/2012, Cost $877,334) (b)	919,543
770,000	Talisman Energy, Inc. 5.500%, 05/15/2042	793,855
5,000,000	Petroleos de Venezuela SA 4.900%, 10/28/2014	4,312,500
550,000	Halcon Resources Corp. 9.750%, 07/15/2020 (Acquired 06/29/2012, Cost $542,553) (b)	542,553
	Alpha Natural Resources, Inc.
100,000	6.000%, 06/01/2019	85,750
100,000	6.250%, 06/01/2021	85,000
	Arch Coal, Inc.
100,000	7.000%, 06/15/2019	85,000
100,000	7.250%, 06/15/2021	84,250
	OGX Petroleo & Gas Participacoes SA
800,000	8.500%, 06/01/2018 (Acquired 06/27/2012, Cost $727,200) (b)	716,000
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012, Cost $768,050) (b)	692,000
	SandRidge Energy, Inc.
250,000	8.000%, 06/01/2018 (Acquired 05/06/2011 and 05/13/2011, Cost $262,455) (b)	254,375
325,000	8.125%, 10/15/2022 (Acquired 04/02/2012, Cost $325,000) (b)	328,656

		14,935,362

	Paper Products - 0.21%
545,000	Celulosa Arauco y Constitucion SA 4.750%, 01/11/2022 (Acquired 01/04/2012, Cost $536,989) (b)	559,869

	Publishing - 0.23%
630,000	Visant Corp. 10.000%, 10/01/2017	628,425

	Real Estate - 0.09%
200,000	Prologis, Inc. 6.625%, 05/15/2018	230,970

	Semiconductor & Semiconductor Equipment - 0.18%
250,000	Abengoa Finance SAU 8.875%, 11/01/2017 (Acquired 04/12/2011, Cost $253,750) (b)	222,500
	Freescale Semiconductor, Inc.
50,000	10.750%, 08/01/2020	54,000
200,000	8.050%, 02/01/2020	198,500

		475,000

	Software - 0.32%
650,000	BMC Software, Inc. 4.250%, 02/15/2022	651,757
200,000	First Data Corp. 8.250%, 01/15/2021 (Acquired 02/17/2012, Cost $195,185) (b)	201,000

		852,757

	Specialty Retail - 0.18%
250,000	Michaels Stores, Inc. 7.750%, 11/01/2018	265,000
200,000	PETCO Animal Supplies, Inc. 9.250%, 12/01/2018 (Acquired 04/21/2011, Cost $214,823) (b)	219,500

		484,500

	Telecommunication Services - 1.17%
315,000	Intelsat Jackson Hldgs Ltd 7.250%, 10/15/2020 (Acquired 04/12/2012, Cost $320,513) (b)	332,325
300,000	Intelsat Jackson Holdings SA 7.500%, 04/01/2021	318,750
150,000	UPCB Finance VI Ltd. 6.875%, 01/15/2022 (Acquired 01/31/212, Cost $150,000) (b)	153,750
200,000	West Corp. 7.875%, 01/15/2019	210,000
250,000	Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 02/27/212, Cost $256,875) (b)	203,125

	Telecom Italia Capital SA
375,000	6.000%, 09/30/2034	289,688
475,000	7.200%, 07/18/2036	404,937
	Telefonica Emisiones SAU
75,000	7.045%, 06/20/2036	65,747
235,000	5.877%, 07/15/2019	210,485
400,000	5.600%, 03/12/2020	539,534
225,000	5.134%, 04/27/2020	194,111
240,000	5.462%, 02/16/2021	209,335

		3,131,787

	Textiles, Apparel & Luxury Goods - 0.80%
500,000	Phillips Van Heusen Corp. 7.750%, 11/15/2023	582,625
150,000	Edcon Holdings Proprietary Ltd. 6.162%, 06/15/2015 (Acquired 08/18/2012, 08/19/2012, and 08/24/2012, Cost $155,290) (b)(d)	162,301
	Edcon Proprietary Ltd.
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2012 and 04/12/2012, Cost $1,125,950) (b)	1,036,000
300,000	9.500%, 03/01/2018 (Acquired 08/18/2012, 08/19/2012, and 08/24/2012, Cost $346,281) (b)	354,973

		2,135,899

	Trading Companies & Distributors - 0.22%
590,000	Air Lease Corp. 5.625%, 04/01/2017 (Acquired 03/13/2012, Cost $590,000) (b)	584,100

	Transportation - 0.25%
200,000	CHC Helicopter SA 9.250%, 10/15/2020	196,500
250,000	Energy XXI Gulf Coast, Inc. 9.250%, 12/15/2017	268,750
200,000	CEVA Group PLC 8.375%, 12/01/2017 (Acquired 01/27/2012, Cost $197,748) (b)	195,000

		660,250

	Wireless Telecommunication Services - 0.60%
1,200,000	Hutchison Whampoa International Ltd. 4.625%, 01/13/2022 (Acquired 01/10/2012, Cost $1,191,000) (b)	1,263,926
	Sprint Nextel Corp.
200,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $200,000) (b)	224,000
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, Cost $100,000) (b)	104,250

		1,592,176

	Total Corporate Obligations (Cost $83,989,873)	84,012,271

	FOREIGN DEBT OBLIGATIONS - 37.83%
	Bank Negara Malaysia Monetary Note
1,360,000	0.000%, 08/07/2012 (e)	426,972
930,000	0.000%, 12/04/2012 (e)	289,204
1,000,000	0.000%, 01/10/2013 (e)	310,041
2,870,000	0.000%, 05/23/2013 (e)	880,315
5,820,000	0.000%, 06/11/2013 (e)	1,782,555
8,610,000	0.000%, 06/18/2013 (e)	2,635,579
7,170,000	0.000%, 06/20/2013 (e)	2,194,429
350,000	Brazilian Government International Bond 8.500%, 01/05/2024	190,814
4,500,000	Canadian Government Bond 1.750%, 03/01/2013	4,442,717
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $105,140) (b)	84,000
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (b)	934,667
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,152,314
860,000	13.000%, 06/02/2014	374,475
1,470,000	14.990%, 02/23/2015	614,865
1,630,000	24.000%, 05/25/2015	864,332
200,000	Ireland Government International Bond 5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (b)	194,313
666,000	Irish Government 4.600%, 04/18/2016	826,389
	Malaysia
470,000	3.210%, 05/31/2013	148,329
280,000	3.461%, 07/31/2013	88,634
2,120,000	5.094%, 04/30/2014	692,484

	Mexican Bonos
36,060	9.000%, 06/20/2013	281,693
684,500	8.000%, 12/19/2013	5,383,123
335,000	6.000%, 06/18/2015	2,604,684
20,000	7.750%, 12/14/2017	170,289
60,000	8.500%, 12/13/2018	534,936
	Mexican Udibonos
9,580	4.500%, 12/18/2014	78,995
24,472	5.000%, 06/16/2016	214,005
20,915	3.500%, 12/14/2017	177,926
12,568	4.000%, 06/13/2019	111,157
10,386	2.500%, 12/10/2020	83,901
3,820,000	New South Wales Treasury Corp. 5.500%, 08/01/2013	4,008,674
	Poland Government Bond
17,735,000	0.000%, 01/25/2013 (e)	5,187,798
7,073,000	0.000%, 07/25/2013 (e)	2,025,636
6,720,000	0.000%, 01/25/2014 (e)	1,880,862
4,000,000	Queensland Treasury Corp. 6.000%, 08/21/2013	4,221,743
	Republic of Ghana
80,000	14.990%, 03/11/2013	39,563
60,000	14.250%, 07/29/2013	28,564
	Republic of Hungary
2,200,000	6.750%, 02/12/2013	9,708
314,600,000	5.500%, 02/12/2014	1,357,758
373,600,000	6.750%, 08/22/2014	1,636,364
1,800,000	8.000%, 02/12/2015	8,104
8,800,000	5.500%, 02/12/2016	36,764
632,400,000	6.750%, 02/24/2017	2,709,324
440,000	4.375%, 07/04/2017	493,511
58,700,000	6.750%, 11/24/2017	250,419
150,000	5.750%, 06/11/2018	176,784
2,700,000	6.500%, 06/24/2019	11,258
2,650,000	6.375%, 03/29/2021	2,594,350
2,290,000	Republic of Iceland 4.875%, 06/16/2016 (Acquired 06/09/2011 through 06/10/2011, Cost $2,278,203) (b)	2,297,069
	Republic of Indonesia
19,983,000,000	11.000%, 12/15/2012	2,185,716
38,953,000,000	12.500%, 03/15/2013	4,369,181
	Republic of Ireland
790,000	4.500%, 10/18/2018	924,966
1,019,000	4.400%, 06/18/2019	1,169,562
397,000	5.900%, 10/18/2019	493,066
750,000	4.500%, 04/18/2020	853,721
1,178,000	5.000%, 10/18/2020	1,372,210
1,563,000	5.400%, 03/13/2025	1,819,522
	Republic of Korea
1,310,000,000	3.750%, 06/10/2013	1,148,979
18,045,000,000	3.000%, 12/10/2013	15,703,191
	Republic of Latvia
900,000	5.250%, 02/22/2017 (Acquired 02/14/2012, Cost $895,122) (b)	931,500
1,260,000	5.250%, 06/16/2021 (Acquired 06/09/2011 through 07/19/2011, Cost $1,235,745) (b)	1,277,325
	Republic of Poland
80,000	0.000%, 07/25/2012 (e)	23,941
2,676,000	0.000%, 10/25/2012 (e)	791,841
240,000	5.250%, 04/25/2013	72,339
465,000	5.000%, 10/24/2013	140,216
75,000	5.750%, 04/25/2014	22,970
40,000	5.500%, 04/25/2015	12,290
45,000	6.250%, 10/24/2015	14,178
1,060,000	Republic of Serbia 7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (b)	1,094,450
55,000,000	Serbia Treasury Bonds 10.000%, 03/01/2015	539,554
14,000,000	Sweden 5.500%, 10/08/2012	2,045,780
2,300,000	Ukraine Government International Bond 7.950%, 02/23/2021 (Acquired 04/05/2011 through 04/11/2011, Cost $2,406,021) (b)	2,109,100
26,097,441	Uruguay Government International Bond 4.375%, 12/15/2028	1,321,160
	Uruguay Notas del Tesoro
16,480,000	10.500%, 03/15/2015	748,571
4,846,000	4.000%, 06/10/2020	235,243

	Uruguay Treasury Bill
1,160,000	0.000%, 06/27/2013 (e)	48,985
1,920,000	0.000%, 07/05/2013 (e)(f)	80,302
2,390,000	0.000%, 09/09/2013 (e)	98,983
1,300,000	Western Australia Treasury Corp. 8.000%, 06/15/2013	1,391,792

	Total Foreign Debt Obligations (Cost $106,603,866)	100,783,024

Number of Shares

	PREFERRED STOCKS - 0.50%
	Consumer Finance - 0.25%
755	Ally Financial, Inc. (Acquired 12/31/2008, Cost $658,763) (b)	672,681

	Insurance - 0.25%
24,000	Montpelier Re Holdings Ltd. (a)	650,400

	Total Preferred Stocks (Cost $1,258,763)	1,323,081

Number of Contracts

	PURCHASED OPTIONS - 0.04%
1,600	Industrial Select Sector SPDR Fund Expiration: September, 2012, Exercise Price: $33.00	110,400

	Total Purchased Options (Cost $312,440)	110,400

Principal Amount

	SHORT TERM INVESTMENTS - 13.69%
	Foreign Treasury Bill - 1.20%
	Malaysia Treasury Bill
380,000	0.000%, 01/25/2013 (e)	117,669
430,000	0.000%, 03/22/2013 (e)	132,541
190,000	0.000%, 05/31/2013 (e)	58,241
	Uruguay Treasury Bill
36,770,000	0.000%, 03/22/2013 (e)	1,600,022
23,827,000	0.000%, 04/26/2013 (e)	1,028,224
770,000	0.000%, 05/09/2013 (e)	32,915
4,900,000	0.000%, 05/31/2013 (e)	208,267

		3,177,879

	Money Market Funds - 8.18%
21,786,677	Federated Prime Obligations Fund Effective Yield, 0.17%,	21,786,677

	U.S. Treasury Bill - 4.31%
11,500,000	United States Treasury Bill 0.000%, 09/20/2012 (e) (g)	11,498,206

	Total Short Term Investments (Cost $36,741,653)	36,462,762

	Total Investments (Cost $266,429,294) - 97.39%	259,452,550
	Other Assets in Excess of Liabilities - 2.61%	6,960,978

	TOTAL NET ASSETS - 100.00%	$266,413,528

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing.
(b)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $53,834,295, which represents 20.21% of total net assets.

(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2012.
(e)	Zero coupon bond.
(f)	As of June 30, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $279,471, which represents 0.10% of total net assets.
(g)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$266,429,294

Gross unrealized appreciation	5,500,389
Gross unrealized depreciation	(12,477,133)

Net unrealized depreciation	($6,976,744)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

10/2/2012	Australian Dollar	2,354,770	U.S. Dollars	2,383,027	$5,971
7/11/2012	Brazilian Real	580,000	U.S. Dollars	285,855	2,219
11/5/2012	Brazilian Real	3,000,000	U.S. Dollars	1,504,023	(42,531)
7/3/2012	British Pound	404,000	U.S. Dollars	645,632	(12,915)
7/10/2012	British Pound	1,461,654	U.S. Dollars	2,317,379	(28,273)
7/13/2012	British Pound	1,946,457	U.S. Dollars	3,099,149	(50,811)
8/2/2012	British Pound	945,000	U.S. Dollars	1,526,014	(46,128)
7/23/2012	Canadian Dollar	1,900,000	U.S. Dollars	1,864,024	2,156
4/12/2013	Chilean Peso	1,342,012,500	U.S. Dollars	2,675,997	(81,856)
4/17/2013	Chilean Peso	1,884,575,000	U.S. Dollars	3,713,448	(72,125)
7/5/2012	Columbian Peso	2,385,000,000	U.S. Dollars	1,319,867	16,455
7/2/2012	Euro	2,100,000	U.S. Dollars	2,610,510	47,088
7/3/2012	Euro	235,000	U.S. Dollars	293,733	3,667
7/31/2012	Euro	180,000	U.S. Dollars	230,328	(2,476)
9/28/2012	Hungarian Forint	35,900,000	U.S. Dollars	163,734	(6,791)
4/12/2013	Indian Rupee	117,200,000	U.S. Dollars	2,159,314	(155,860)
4/16/2013	Indian Rupee	117,575,000	U.S. Dollars	2,156,865	(148,103)
9/26/2012	Korean Won	608,000,000	U.S. Dollars	514,835	12,904
3/11/2013	Korean Won	1,286,797,500	U.S. Dollars	1,125,000	(14,878)
3/12/2013	Korean Won	636,720,000	U.S. Dollars	560,000	(10,717)
3/15/2013	Korean Won	636,801,620	U.S. Dollars	559,000	(9,694)
6/27/2013	Korean Won	606,000,000	U.S. Dollars	514,890	9,252
7/6/2012	Mexican Peso	54,300,000	U.S. Dollars	3,758,306	309,659
8/6/2012	Mexican Peso	1,597,390	U.S. Dollars	130,180	(10,892)
8/8/2012	Mexican Peso	1,605,500	U.S. Dollars	130,180	(10,310)
10/3/2012	Mexican Peso	22,740,000	U.S. Dollars	1,636,501	52,401
10/11/2012	Mexican Peso	18,798,000	U.S. Dollars	1,422,507	(27,367)
12/5/2012	Mexican Peso	15,200,710	U.S. Dollars	1,036,000	86,684
3/8/2013	Mexican Peso	11,784,520	U.S. Dollars	878,675	(14,802)
9/26/2012	Malaysian Ringgit	478,000	U.S. Dollars	149,941	(213)
10/3/2012	Malaysian Ringgit	5,330,000	U.S. Dollars	1,653,739	15,421
12/5/2012	Malaysian Ringgit	2,827,440	U.S. Dollars	880,000	3,639
3/11/2013	Malaysian Ringgit	2,414,589	U.S. Dollars	785,000	(32,496)
3/12/2013	Malaysian Ringgit	612,600	U.S. Dollars	200,000	(9,089)
3/15/2013	Malaysian Ringgit	1,024,011	U.S. Dollars	334,000	(14,905)
3/18/2013	Malaysian Ringgit	799,497	U.S. Dollars	259,518	(10,405)
3/26/2013	Malaysian Ringgit	777,000	U.S. Dollars	248,480	(6,431)
6/18/2013	Malaysian Ringgit	2,500,000	U.S. Dollars	773,898	3,053
6/21/2013	Malaysian Ringgit	2,167,800	U.S. Dollars	676,888	(3,235)
11/5/2012	Norwegian Krone	21,630,000	Euro	2,836,238	24,232
4/10/2013	Philippine Peso	144,452,000	U.S. Dollars	3,337,076	29,904
4/15/2013	Philippine Peso	144,887,500	U.S. Dollars	3,356,441	19,790
8/6/2012	Polish Zloty	963,300	Euro	234,395	(8,983)
8/8/2012	Polish Zloty	497,150	Euro	120,888	(4,574)
8/9/2012	Polish Zloty	350,574	Euro	85,381	(3,412)
3/8/2013	Polish Zloty	4,450,638	Euro	1,032,228	(9,678)
4/10/2013	Polish Zloty	4,746,256	Euro	1,104,012	(18,852)
4/15/2013	Polish Zloty	4,578,308	Euro	1,052,146	(2,574)
10/3/2012	Swedish Krona	7,620,000	Euro	816,458	63,547
3/8/2013	Swedish Krona	1,010,000	Euro	111,795	2,937
4/10/2013	Swedish Krona	44,055,858	Euro	4,916,290	68,950
4/15/2013	Swedish Krona	43,466,148	Euro	4,812,727	114,703
3/28/2013	Serbian Dinar	31,310,564	Euro	264,895	(23,603)
7/31/2012	Singapore Dollar	1,428,700	U.S. Dollars	1,193,069	(65,228)
8/1/2012	Singapore Dollar	1,145,260	U.S. Dollars	954,487	(50,397)
8/6/2012	Singapore Dollar	1,834,763	U.S. Dollars	1,531,279	(82,875)
9/17/2012	Singapore Dollar	1,411,379	U.S. Dollars	1,120,000	(5,705)
10/11/2012	Singapore Dollar	5,519,882	U.S. Dollars	4,379,816	(21,013)
12/5/2012	Singapore Dollar	405,248	U.S. Dollars	315,000	5,189
3/11/2013	Singapore Dollar	1,387,980	U.S. Dollars	1,102,000	(4,340)
3/26/2013	Singapore Dollar	637,800	U.S. Dollars	505,553	(1,089)
11/5/2012	U.S. Dollars	1,431,298	Brazilian Real	3,000,000	(30,194)
7/3/2012	U.S. Dollars	631,169	British Pound	404,000	(1,548)
7/10/2012	U.S. Dollars	2,288,365	British Pound	1,461,654	(741)
8/2/2012	U.S. Dollars	1,534,756	British Pound	945,000	54,869
9/4/2012	U.S. Dollars	620,960	British Pound	400,000	(5,389)
7/23/2012	U.S. Dollars	3,329,411	Canadian Dollar	3,395,000	(3,435)
7/5/2012	U.S. Dollars	1,291,283	Columbian Peso	2,385,000,000	(45,039)
7/27/2012	U.S. Dollars	613,582	Columbian Peso	1,105,000,000	(2,322)
8/3/2012	U.S. Dollars	1,306,381	Columbian Peso	2,375,000,000	(15,837)
8/6/2012	U.S. Dollars	1,311,881	Columbian Peso	2,385,000,000	(15,349)
7/2/2012	U.S. Dollars	2,602,782	Euro	2,100,000	(54,816)
7/3/2012	U.S. Dollars	294,556	Euro	235,000	(2,843)
7/5/2012	U.S. Dollars	2,602,887	Euro	2,100,000	(54,755)
7/9/2012	U.S. Dollars	1,285,626	Euro	1,031,000	(19,192)
7/16/2012	U.S. Dollars	2,297,246	Euro	1,765,000	63,347
7/17/2012	U.S. Dollars	308,029	Euro	245,000	(2,062)
7/18/2012	U.S. Dollars	1,738,296	Euro	1,330,000	54,931
7/19/2012	U.S. Dollars	175,138	Euro	125,000	16,925
7/20/2012	U.S. Dollars	306,699	Euro	220,000	28,243
7/23/2012	U.S. Dollars	116,428	Euro	83,000	11,371
7/26/2012	U.S. Dollars	227,112	Euro	181,000	(1,994)
7/31/2012	U.S. Dollars	1,221,665	Euro	871,917	117,956
8/1/2012	U.S. Dollars	1,955,102	Euro	1,379,553	208,785
8/2/2012	U.S. Dollars	3,373,510	Euro	2,634,734	38,276
8/3/2012	U.S. Dollars	1,006,974	Euro	715,023	101,837
8/6/2012	U.S. Dollars	788,388	Euro	559,081	80,632
8/20/2012	U.S. Dollars	2,541,623	Euro	1,770,000	300,580
8/23/2012	U.S. Dollars	167,068	Euro	116,181	19,964
8/24/2012	U.S. Dollars	166,276	Euro	115,904	19,520
8/29/2012	U.S. Dollars	166,685	Euro	116,433	19,252
9/7/2012	U.S. Dollars	293,905	Euro	235,000	(3,693)
9/11/2012	U.S. Dollars	548,671	Euro	434,350	(1,401)
9/24/2012	U.S. Dollars	261,009	Euro	191,000	19,088
9/26/2012	U.S. Dollars	120,407	Euro	89,000	7,677
10/31/2012	U.S. Dollars	107,987	Euro	76,597	10,922
12/6/2012	U.S. Dollars	1,107,749	Euro	826,000	60,513
1/7/2013	U.S. Dollars	630,993	Euro	485,308	15,426

3/1/2013	U.S. Dollars	226,815	Euro	169,000	12,289
3/7/2013	U.S. Dollars	320,724	Euro	241,782	13,783
3/11/2013	U.S. Dollars	511,944	Euro	389,341	17,650
3/15/2013	U.S. Dollars	161,268	Euro	122,880	5,254
3/19/2013	U.S. Dollars	107,144	Euro	81,594	3,542
3/21/2013	U.S. Dollars	96,376	Euro	72,605	4,185
4/11/2013	U.S. Dollars	3,187,990	Euro	2,430,500	100,911
4/15/2013	U.S. Dollars	4,260,047	Euro	3,230,000	157,251
5/17/2013	U.S. Dollars	5,003,048	Euro	3,891,000	58,334
6/5/2013	U.S. Dollars	3,761,547	Euro	3,021,000	(78,628)
6/11/2013	U.S. Dollars	550,973	Euro	434,350	(1,204)
6/13/2013	U.S. Dollars	591,606	Euro	469,000	(4,638)
4/10/2013	U.S. Dollars	8,474,973	Japanese Yen	694,608,750	(257,560)
4/15/2013	U.S. Dollars	8,759,430	Japanese Yen	706,185,270	(119,524)
7/6/2012	U.S. Dollars	3,857,767	Mexican Peso	54,300,000	(210,197)
8/9/2012	U.S. Dollars	257,817	Swiss Franc	235,000	9,975

					$475,122

Schedule of Open Futures Contracts
(Unaudited)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

Euro Stoxx Futures	(11)	(236,500)	Sep-12	(17,282)
S&P 500 Index Mini Futures	(62)	(4,099,440)	Sep-12	(171,464)
U.S. Treasury 10-Year Note Futures	(38)	(5,089,031)	Sep-12	21,305
U.S. Treasury Long Bond Futures	(19)	(2,847,031)	Sep-12	54,590

				$(112,851)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)
(Unaudited)

Reference Obligation	Implied Credit Spread at June 30, 2012(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Carnival Corp.	1.15%	1.000%	6/20/2017	Merrill Lynch	$1,300,000	$9,085	$31,649	($22,564)
CDX HY 18	5.88%	5.000%	6/20/2017	Merrill Lynch	5,000,000	173,665	217,052	(43,387)
CDX IG 18	1.13%	1.000%	6/20/2017	Merrill Lynch/Morgan Stanley	4,500,000	27,011	20,394	6,617
Dillard’s, Inc.	2.87%	5.000%	9/20/2017	Credit Suisse	800,000	(81,134)	(75,011)	(6,123)
Dillard’s, Inc.	2.85%	5.000%	9/20/2017	Credit Suisse	500,000	(50,085)	(50,085)	0
Darden Restaurants, Inc.	1.14%	1.000%	6/20/2017	Credit Suisse	650,000	4,504	8,202	(3,698)
Bank of Scotland	1.65%	1.000%	6/20/2017	Merrill Lynch	1,125,000	42,642	55,553	(12,911)
iTraxx Europe Crossover Series 17	6.61%	5.000%	6/20/2017	Merrill Lynch	2,000,000	153,916	197,021	(43,105)
Macy’s, Inc.	1.38%	1.000%	3/20/2017	Credit Suisse	1,600,000	27,382	7,146	20,236
Macy’s, Inc.	1.38%	1.000%	3/20/2017	Merrill Lynch	2,400,000	41,072	(1,078)	42,150
MeadWestvaco Corp.	1.11%	1.000%	9/20/2016	Merrill Lynch	1,200,000	5,466	37,548	(32,082)
NRG Energy, Inc.	5.67%	5.000%	6/20/2017	Merrill Lynch	1,300,000	36,476	89,764	(53,288)
New York Times Co.	2.83%	1.000%	6/20/2017	Morgan Stanley	1,200,000	100,116	99,024	1,092
Sprint Nextel Corp.	4.85%	5.000%	3/20/2015	Merrill Lynch	600,000	(2,304)	28,696	(31,000)
Sprint Nextel Corp.	5.10%	5.000%	6/20/2015	Credit Suisse	600,000	1,623	21,956	(20,333)
Government of Belgium	2.34%	1.000%	6/20/2017	Merrill Lynch	2,600,000	158,659	205,524	(46,865)
Government of Germany	1.01%	0.250%	9/20/2017	Citigroup	1,300,000	50,011	50,325	(314)
Government of France	1.88%	0.250%	9/20/2017	Citigroup	1,300,000	103,673	109,458	(5,785)
Government of Turkey	2.31%	1.000%	3/20/2017	Merrill Lynch	1,200,000	69,770	76,475	(6,705)
Government of Turkey	2.31%	1.000%	3/20/2017	Merrill Lynch	1,200,000	69,770	64,697	5,073
Government of Turkey	2.37%	1.000%	6/20/2017	Merrill Lynch/UBS	1,200,000	76,124	80,827	(4,703)
Government of South Africa	1.59%	1.000%	6/20/2017	Merrill Lynch	2,600,000	72,450	115,289	(42,839)
Seagate Technology Corp.	2.85%	5.000%	6/20/2017	Credit Suisse	625,000	(61,175)	(58,842)	(2,333)
Textron, Inc.	0.52%	1.000%	3/20/2017	Morgan Stanley	500,000	(11,099)	(13,807)	2,708
Textron, Inc.	0.52%	1.000%	3/20/2017	Morgan Stanley	400,000	(8,879)	(11,064)	2,185
Textron, Inc.	0.52%	1.000%	3/20/2017	Merrill Lynch	250,000	(5,549)	(7,263)	1,714
Textron, Inc.	0.57%	1.000%	6/20/2017	Merrill Lynch	300,000	(6,346)	(8,826)	2,480

						$996,844	$1,290,624	($293,780)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)
(Unaudited)

Reference Obligation	Implied Credit Spread at June 30, 2012(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)

Chesapeake Energy, Inc.	6.95%	5.000%	6/20/2017	Merrill Lynch	$600,000	($43,226)	($28,511)	($14,715)
Chesapeake Energy, Inc.	6.95%	5.000%	6/20/2017	Credit Suisse	225,000	(16,210)	(10,873)	(5,337)
Chesapeake Energy, Inc.	6.95%	5.000%	6/20/2017	Credit Suisse	450,000	(32,419)	(30,525)	(1,894)
Chesapeake Energy, Inc.	6.95%	5.000%	6/20/2017	Merrill Lynch	150,000	(10,806)	(10,538)	(268)
Electricidade de Portugal, SA	10.08%	5.000%	6/20/2017	Credit Suisse	525,000	(112,544)	(97,802)	(14,742)
Freescale Semiconductor, Inc.	8.39%	5.000%	9/20/2017	Credit Suisse	650,000	(89,779)	(90,573)	794
MGM Resorts International	6.87%	5.000%	3/20/2017	Merrill Lynch	250,000	(18,218)	(15,086)	(3,132)

						($323,202)	($283,908)	($39,294)

1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePathSM Strategic Asset Allocation Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	INVESTMENT COMPANIES - 97.61%
	Affiliated Mutual Funds - 54.51%
919,774	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	$8,195,186
1,312,170	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)(b)	13,147,945
1,734,446	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	13,962,291
1,454,940	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)(b)	13,487,289
1,451,672	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)(b)	16,171,630
3,989,180	GuideMarkSM World ex-US Fund - Institutional Shares (a)	27,924,263

		92,888,604

	Exchange Traded Funds - 43.10%
135,267	iShares MSCI Canada Index Fund	3,495,299
78,722	iShares MSCI Switzerland Index Fund (c)	1,803,521
196,442	SPDR S&P 500 ETF Trust	26,769,152
49,755	SPDR S&P China ETF (c)	3,169,394
664,539	Vanguard FTSE All-World ex-US Index Fund (c)	27,232,808
21,981	Vanguard Global ex-US Real Estate ETF (c)	1,047,614
76,109	Vanguard MSCI Emerging Markets ETF	3,040,555
36,993	Vanguard REIT ETF	2,420,452
53,516	Vanguard Small-Cap Growth ETF (c)	4,481,965

		73,460,760

	Total Investment Companies (Cost $164,653,696)	166,349,364

	SHORT TERM INVESTMENTS - 2.54%
	Money Market Funds - 2.54%
4,326,031	Federated Prime Obligations Fund Effective Yield, 0.17%	4,326,031

	Total Short Term Investments (Cost $4,326,031)	4,326,031

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.73%
	Money Market Funds - 10.73%
18,285,184	First American Government Obligations Fund Effective Yield, 0.02%	18,285,184

	Total Investments Purchased as Securities Lending Collateral (Cost $18,285,184)	18,285,184

	Total Investments (Cost $187,264,911) - 110.88%	188,960,579
	Liabilities in Excess of Other Assets - (10.88)%	(18,546,983)

	TOTAL NET ASSETS - 100.00%	$170,413,596

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$187,264,911

Gross unrealized appreciation	4,763,509
Gross unrealized depreciation	(3,067,841)

Net unrealized appreciation	$1,695,668

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Constrained Asset Allocation Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	INVESTMENT COMPANIES - 97.60%
	Affiliated Mutual Funds - 63.02%
1,346,650	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$13,358,768
429,349	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	3,825,498
1,360,967	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)(b)	13,636,894
1,700,374	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	13,688,014
1,941,691	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)(b)	17,999,478
1,120,829	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	10,759,957
739,733	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)(b)	8,240,623
3,723,520	GuideMarkSM World ex-US Fund - Institutional Shares (a)	26,064,641

		107,573,873

	Exchange Traded Funds - 31.39%
20,434	Energy Select Sector SPDR Fund (c)	1,356,205
92,836	Guggenheim China Small Cap Index ETF (c)	1,840,010
52,681	Industrial Select Sector SPDR Fund (c)	1,879,131
185,285	iShares MSCI Italy Index Fund (c)	2,095,573
60,852	iShares MSCI Sweden Index Fund (c)	1,566,939
47,512	PowerShares Asia Pacific ex-Japan ETF (c)	2,306,703
9,021	SPDR Barclays Capital 1-3 Month T-Bill ETF (b)	413,252
69,661	SPDR Barclays Capital High Yield Bond ETF (b)	2,748,823
200,335	SPDR S&P 500 ETF Trust	27,299,651
44,705	SPDR S&P Dividend ETF	2,487,833
15,247	Technology Select Sector SPDR Fund	438,351
18,285	Vanguard Global ex-US Real Estate ETF (c)	871,463
140,459	Vanguard MSCI Emerging Markets ETF	5,611,337
25,246	Vanguard MSCI European ETF	1,081,286
24,112	Vanguard REIT ETF (c)	1,577,648

		53,574,205

	Mutual Funds - 3.19%
187,959	AQR Diversified Arbitrage Fund - Institutional Shares	2,069,432
111,137	DoubleLine Total Return Bond Fund - Institutional Shares	1,242,508
202,982	PIMCO Emerging Local Bond Fund - Institutional Shares	2,133,339

		5,445,279

	Total Investment Companies (Cost $163,323,521)	166,593,357

	SHORT TERM INVESTMENTS - 2.49%
	Money Market Funds - 2.49%
4,244,971	Federated Prime Obligations Fund Effective Yield, 0.17%	4,244,971

	Total Short Term Investments (Cost $4,244,971)	4,244,971

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.10%
	Money Market Funds - 4.10%
6,990,736	First American Government Obligations Fund Effective Yield, 0.02%	6,990,736

	Total Investments Purchased as Securities Lending Collateral (Cost $6,990,736)	6,990,736

	Total Investments (Cost $174,559,228) - 104.19%	177,829,064
	Liabilities in Excess of Other Assets - (4.19)%	(7,144,797)

	TOTAL NET ASSETS - 100.00%	$170,684,267

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$174,559,228

Gross unrealized appreciation	4,696,202
Gross unrealized depreciation	(1,426,366)

Net unrealized appreciation	$3,269,836

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Unconstrained Asset Allocation Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	INVESTMENT COMPANIES - 97.63%
	Affiliated Mutual Funds - 39.53%
148,545	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$1,473,563
1,005,559	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)(b)	10,075,698
2,501,036	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	20,133,342
2,485,888	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)(b)	23,044,182
1,447,573	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	13,896,704
1,168,057	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)(b)	13,012,157
985,811	GuideMarkSM World ex-US Fund - Institutional Shares (a)	6,900,674

		88,536,320

	Exchange Traded Funds - 36.94%
21,934	iShares Barclays MBS Bond Fund (b)	2,378,523
1,231,309	SPDR Barclays Capital 1-3 Month T-Bill ETF (b)	56,406,265
257,133	SPDR Barclays Capital High Yield Bond ETF (b)(c)	10,146,468
51,779	SPDR Barclays Capital Short Term International Treasury Bond ETF (b)(c)	1,843,332
51,805	SPDR S&P Emerging Asia Pacific ETF (c)	3,568,847
158,137	Vanguard High Dividend Yield ETF (c)	7,614,297
19,279	Vanguard MSCI Emerging Markets ETF	770,196

		82,727,928

	Mutual Funds - 21.16%
762,721	Eaton Vance Floating-Rate Fund - Institutional Shares	6,841,603
314,694	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	3,124,909
1,124,547	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	11,009,317
116,216	Eaton Vance Government Obligations Fund - Institutional Shares	862,324
759,784	Eaton Vance Income Fund of Boston - Institutional Shares	4,406,745
155,714	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	1,410,769
28,185	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares (b)	304,111
77,189	Eaton Vance Worldwide Health Sciences Fund - Institutional Shares	787,330
305,236	Pioneer Strategic Income Fund - Class Y	3,330,128
1,629,691	Stadion Managed Portfolio Trust - Institutional Shares	15,302,802

		47,380,038

	Total Investment Companies (Cost $214,876,287)	218,644,286

	SHORT TERM INVESTMENTS - 2.50%
	Money Market Funds - 2.50%
	Federated Prime Obligations Fund
5,594,333	Effective Yield, 0.17%	5,594,333

	Total Short Term Investments (Cost $5,594,333)	5,594,333

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.09%
	Money Market Funds - 4.09%
	First American Government Obligations Fund
9,167,360	Effective Yield, 0.02%	9,167,360

	Total Investments Purchased as Securities Lending Collateral (Cost $9,167,360)	9,167,360

	Total Investments (Cost $229,637,980) - 104.22%	233,405,979
	Liabilities in Excess of Other Assets - (4.22)%	(9,459,989)

	TOTAL NET ASSETS - 100.00%	$223,945,990

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$229,637,980

Gross unrealized appreciation	4,347,922
Gross unrealized depreciation	(579,923)

Net unrealized appreciation	$3,767,999

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Absolute Return Asset Allocation Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	INVESTMENT COMPANIES - 97.68%
	Affiliated Mutual Funds - 18.60%
3,047,014	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$30,226,377
3,538,226	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	33,966,968

		64,193,345

	Exchange Traded Funds - 36.21%
40,269	iShares Barclays Agency Bond Fund (b)(c)	4,568,921
321,848	iShares Barclays Credit Bond Fund (c)	35,721,910
224,350	iShares Barclays MBS Bond Fund (c)	24,328,514
86,696	iShares MSCI ACWI Index Fund (b)	3,805,088
116,208	SPDR Barclays Capital 1-3 Month T-Bill ETF (c)	5,323,488
51,122	SPDR Barclays Capital Convertible Securities ETF (c)	1,920,142
140,863	Vanguard Short-Term Bond Index Fund	11,428,215
448,713	Vanguard Total Bond Market Index Fund (b)	37,862,403

		124,958,681

	Exchange Traded Notes - 6.49%
355,675	iPath U.S. Treasury 10-year Bear ETN (c)	9,798,846
251,596	iShares Floating Rate Note (b)(c)	12,587,348

		22,386,194

	Mutual Funds - 36.38%
808,646	Aberdeen Equity Long Short Fund - Institutional Shares	9,097,269
512,020	Eaton Vance Floating-Rate Fund - Institutional Shares	4,592,818
1,142,779	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	11,187,809
1,619,967	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	14,676,903
53,362	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares (c)	575,779
181,651	Gateway Fund - Class Y	4,904,583
930,646	Highbridge Statistical Market Neutral Fund - Select Shares (c)	13,764,247
1,048,780	JPMorgan Floating Rate Note	10,257,064
1,235,945	JPMorgan Income Builder Fund - Select Shares	11,506,644
67,267	JPMorgan Long/Short Fund - Select Shares (c)	997,574
739,112	JPMorgan Strategic Income Opportunities Fund - Select Shares	8,558,915
64,631	JPMorgan Strategic Preservation Fund - Select Shares	914,524
3,160,395	Pioneer Strategic Income Fund - Class Y	34,479,908

		125,514,037

	Total Investment Companies (Cost $335,635,519)	337,052,257

	SHORT TERM INVESTMENTS - 2.82%
	Money Market Funds - 2.82%
9,716,319	Federated Prime Obligations Fund
	Effective Yield, 0.17%	9,716,319

	Total Short Term Investments (Cost $9,716,319)	9,716,319

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.15%
	Money Market Funds - 1.15%
3,976,400	First American Government Obligations Fund
	Effective Yield, 0.02%	3,976,400

	Total Investments Purchased as Securities Lending Collateral (Cost $3,976,400)	3,976,400

	Total Investments (Cost $349,328,238) - 101.65%	350,744,976
	Liabilities in Excess of Other Assets - (1.65)%	(5,679,280)

	TOTAL NET ASSETS - 100.00%	$345,065,696

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.
(c)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$349,328,238

Gross unrealized appreciation	2,939,613
Gross unrealized depreciation	(1,522,875)

Net unrealized appreciation	$1,416,738

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. (MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, corporate and convertible obligations, foreign debt obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swap contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012 :

GuideMarkSM Global Real Return Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$103,977,966	$-	$-	$103,977,966
Short Term Investments	861,606	-	-	861,606
Investments Purchased as Securities Lending Collateral	15,901,480	-	-	15,901,480
Total Investments in Securities	$120,741,052	$-	$-	$120,741,052

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

GuideMarkSM Opportunistic Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$5,638,238	$-	$-	$5,638,238
Convertible Preferred Stock	1,388,948	-	-	1,388,948
Preferred Stock	650,400	672,681		1,323,081
Total Equity	7,677,586	672,681	-	8,350,267
Fixed Income
Asset Backed Securities	-	1,952,202	-	1,952,202
Bank Loans	-	9,699,368	-	9,699,368
Collateralized Mortgage Obligations	-	15,202,856	-	15,202,856
Convertible Obligations	-	2,879,400	-	2,879,400
Corporate Obligations	-	84,012,271	-	84,012,271
Foreign Government Obligations	-	100,783,024	-	100,783,024
Total Fixed Income	-	214,529,121	-	214,529,121
Purchased Options	110,400	-	-	110,400
Short Term Investments	21,786,677	14,676,085	-	36,462,762
Total Investments in Securities	$29,574,663	$229,877,887	$-	$259,452,550

Other Financial Instruments*
Forward Currency Contracts	$-	$475,122	$-	$475,122
Futures	(112,851)	-	-	(112,851)
Swaps		(333,074)		(333,074)
Total	$(112,851)	$142,048	$-	$29,197

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures and swaps. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

GuidePathSM Strategic Asset Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$166,349,364	$-	$-	$166,349,364
Short Term Investments	4,326,031	-	-	4,326,031
Investments Purchased as Securities Lending Collateral	18,285,184	-	-	18,285,184
Total Investments in Securities	$188,960,579	$-	$-	$188,960,579

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

GuidePathSM Tactical Constrained Asset Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$166,593,357	$-	$-	$166,593,357
Short Term Investments	4,244,971	-	-	4,244,971
Investments Purchased as Securities Lending Collateral	6,990,736	-	-	6,990,736
Total Investments in Securities	$177,829,064	$-	$-	$177,829,064

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

GuidePathSM Tactical Unconstrained Asset Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$218,644,286	$-	$-	$218,644,286
Short Term Investments	5,594,333	-	-	5,594,333
Investments Purchased as Securities Lending Collateral	9,167,360	-	-	9,167,360
Total Investments in Securities	$233,405,979	$-	$-	$233,405,979

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

GuidePathSM Absolute Return Asset Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$337,052,257	$-	$-	$337,052,257
Short Term Investments	9,716,319	-	-	9,716,319
Investments Purchased as Securities Lending Collateral	3,976,400	-	-	3,976,400
Total Investments in Securities	$350,744,976	$-	$-	$350,744,976

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

Derivative Instruments and Hedging Activities

GuideMarkSM Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2012
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$85,049	Depreciation on Swap Agreements	$418,123
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	2,533,109	Depreciation of forward currency contracts	2,057,987
Equity Contracts - Futures*	Variation margin on futures contracts	-	Variation margin on futures contracts	188,746
Interest Rate Contracts - Futures*	Variation margin on futures contracts	75,895	Variation margin on futures contracts	-
Total		$2,694,053		$2,664,856

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly market value of purchased and written options during the period ended June 30, 2012 were as follows:

	Long Positions			Short Positions
	Purchased Options	$272,903		Written Options	($58,105)

The average monthly notional amount of futures, forwards, and swaps during the period ended June 30, 2012 were as follows:

Long Positions			Short Positions			Cross Positions
Futures	$366,315		Futures	$6,109,557		Futures	-
Forwards	$74,703,841		Forwards	$58,357,836		Forwards	$29,698,069
Swaps	$41,350,000		Swaps	-		Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/23/12

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/23/12

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	8/23/12